Offerings - Offering: 1	Feb. 19, 2026
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Eversource Energy Junior Subordinated Notes
Fee Rate	0.01381%
Offering Note	(1) The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act of 1933, as amended, to defer payment of the entire registration fee. In connection with the securities offered hereby, each registrant will pay "pay-as-you-go registration fees" in accordance with Rule 456(b). Each registrant will calculate the registration fee applicable to an offer of securities pursuant to this post-effective amendment No. 1 to registration statement based on the fee payment rate in effect on the date of such fee payment. (2) An unspecified aggregate initial offering price and number of securities of each identified class is being registered and may from time to time be offered at unspecified prices.